Stock-Based Compensation and Employee Benefit Plans (Details) - Schedule of Option Activity under the Company's Stock Option Plans - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Option Activity under the Company's Stock Option Plans [Abstract]
Number of Options, Options outstanding beginning	13,439	17,822	15,666
Weighted- Average Exercise Price, Options outstanding beginning	$ 1,518.05	$ 1,436	$ 702
Aggregate Intrinsic Value, Options outstanding beginning		$ 62.64
Number of Options, Granted			7,600
Weighted- Average Exercise Price, Granted			$ 2,426
Number of Options, Exercised		(43)	(3,288)
Weighted- Average Exercise Price, Exercised	$ 6.67	$ 458.42	$ 646
Number of Options, Forfeited	(83)	(2,363)	(2,151)
Weighted- Average Exercise Price, Forfeited		$ 1,018.82	$ 769
Number of Options, Canceled		(1,977)	(5)
Weighted- Average Exercise Price, Canceled		$ 1,394.7	$ 886
Number of Options, Options outstanding ending	13,198	13,439	17,822
Weighted- Average Exercise Price, Options outstanding ending	$ 1,540.76	$ 1,518.05	$ 1,436
Aggregate Intrinsic Value, Options outstanding ending			$ 62.64
Number of Options, Options vested and exercisable ending		11,015
Weighted- Average Exercise Price, Options vested and exercisable ending		$ 1,327.13